BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Constitution of Fundo Vivo Ventures (Details) R$ in Thousands, $ in Millions		9 Months Ended
	Apr. 11, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$)	Aug. 26, 2022 USD ($)
Telefnica Open Innovation, SL
Disclosure of joint ventures [line items]
Investment in joint venture		R$ 421
Vivo Ventures ("VV")
Disclosure of joint ventures [line items]
Estimated investment to be received	R$ 320
Period of investment to be made	5 years
Percentage of ownership interest in joint venture	98.00%
Investment in joint venture		20,647
Vivo Ventures ("VV") | Convertible Note Agreement
Disclosure of joint ventures [line items]
Principal amount | $			$ 3
Vivo Ventures ("VV") | Telefnica Open Innovation, SL
Disclosure of joint ventures [line items]
Percentage of ownership interest in joint venture	2.00%
Vivo Ventures ("VV") | Company and Telefnica Open Innovation, SL
Disclosure of joint ventures [line items]
Investment in joint venture		R$ 21,068